Changes in Consolidated Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests
Balance at Dec. 31, 2009	$ 8,820	$ 3,439	$ (10,646)	$ 19,705	$ (3,761)	$ 83
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies	2,758	0	0	2,700	0	58
Foreign currency translation, net of tax	(34)	0	0	0	(52)	18
Pension and other postretirement benefits, net of tax	(254)	0	0	0	(256)	2
Derivative financial instruments, net of tax	(15)	0	0	0	(15)	0
Available-for-sale securities, net of tax	33	0	0	0	33	0
Change in ownership from noncontrolling interests	(135)	(69)	0	0	0	(66)
Dividends declared	(1,103)	0	0	(1,103)	0	0
Common shares issued from treasury stock for stock-based compensation: 7,515,149, 8,710,630 and 12,612,514 for the years ended December 31, 2012, 2011 and 2010, respectively	296	74	222	0	0	0
Common shares issued from treasury stock for benefit plans: 1,487,481	94	67	27	0	0	0
Stock-based compensation expense	226	226	0	0	0	0
Net excess tax benefits from stock-based compensation	151	151	0	0	0	0
Cat Japan share redemption	27	0	0	82	0	(55)
Balance at Dec. 31, 2010	10,864	3,888	(10,397)	21,384	(4,051)	40
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies	4,981	0	0	4,928	0	53
Foreign currency translation, net of tax	(312)	0	0	0	(345)	33
Pension and other postretirement benefits, net of tax	(1,877)	0	0	0	(1,873)	(4)
Derivative financial instruments, net of tax	(55)	0	0	0	(55)	0
Available-for-sale securities, net of tax	(4)	0	0	0	(4)	0
Change in ownership from noncontrolling interests	(8)	(1)	0	0	0	(7)
Dividends declared	(1,176)	0	0	(1,176)	0	0
Distribution to noncontrolling interests	(3)	0	0	0	0	(3)
Common shares issued from treasury stock for stock-based compensation: 7,515,149, 8,710,630 and 12,612,514 for the years ended December 31, 2012, 2011 and 2010, respectively	123	7	116	0	0	0
Stock-based compensation expense	193	193	0	0	0	0
Net excess tax benefits from stock-based compensation	186	186	0	0	0	0
Cat Japan share redemption	17	0	0	83	0	(66)
Balance at Dec. 31, 2011	12,929	4,273	(10,281)	25,219	(6,328)	46
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies	5,722	0	0	5,681	0	41
Foreign currency translation, net of tax	60	0	0	0	83	(23)
Pension and other postretirement benefits, net of tax	(280)	0	0	0	(285)	5
Derivative financial instruments, net of tax	(32)	0	0	0	(32)	0
Available-for-sale securities, net of tax	23	0	0	0	22	1
Change in ownership from noncontrolling interests	(4)	0	0	0	0	(4)
Dividends declared	(1,319)	0	0	(1,319)	0	0
Distribution to noncontrolling interests	(6)	0	0	0	0	(6)
Common shares issued from treasury stock for stock-based compensation: 7,515,149, 8,710,630 and 12,612,514 for the years ended December 31, 2012, 2011 and 2010, respectively	52	(155)	207	0	0	0
Stock-based compensation expense	245	245	0	0	0	0
Net excess tax benefits from stock-based compensation	192	192	0	0	0	0
Cat Japan share redemption	0	(74)	0	(23)	107	(10)
Balance at Dec. 31, 2012	$ 17,582	$ 4,481	$ (10,074)	$ 29,558	$ (6,433)	$ 50